FINANCIAL INSTRUMENTS (Details 6) - URUGUAY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (1,125)	$ 90
Forward contract One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	HSBC - Uruguay
Nominal amount of hedging instrument	$ 8,490	13,735
Net derivative financial liabilities	$ 292	1,138
Forward contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Citibank U.K.
Nominal amount of hedging instrument	$ 5,550	0
Net derivative financial liabilities	$ 163	0
Forward contract Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Itau - Uruguay
Nominal amount of hedging instrument	$ 12,855	8,480
Net derivative financial liabilities	$ 358	451
Forward contract Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Itau - Uruguay
Nominal amount of hedging instrument	$ 0	0
Net derivative financial liabilities	$ (7)	0
Forward contract Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Banco de la República Oriental de Uruguay
Nominal amount of hedging instrument	$ 1,920	3,805
Net derivative financial liabilities	$ 107	166
Forward contract Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	Itau - Uruguay
Nominal amount of hedging instrument	$ 299	859
Net derivative financial liabilities	$ 14	33
Forward Contract Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	Santander - Uruguay
Nominal amount of hedging instrument	$ 916	2,416
Net derivative financial liabilities	$ 10	3
Forward Contract Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	Santander - Uruguay
Nominal amount of hedging instrument	$ 0	0
Net derivative financial liabilities	0	(1)
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 937	$ 1,790